SHARE CAPITAL AND SHARE PREMIUM - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Issued and fully paid:
369,141,409 and (2024: 367,298,315) ordinary shares of $0.0001 each	$ 37	$ 37
Ordinary Shares
Authorized:
Ordinary shares authorized (in shares)	2,000,000,000	2,000,000,000
Authorized, price per share (in dollars per share)	$ 0.0001	$ 0.0001
2,000,000,000 ordinary shares of $0.0001 each	$ 200	$ 200
Issued and fully paid:
Ordinary shares issued and fully paid (in shares)	369,141,409	367,298,315
Price per share (in dollars per share)	$ 0.0001	$ 0.0001
369,141,409 and (2024: 367,298,315) ordinary shares of $0.0001 each	$ 37	$ 37